Note 19 - Accumulated Other Comprehensive Income (Loss) - Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Investment securities gains on sale, net	[1]									$ 0	$ 194
Income taxes		$ (467)	$ (295)	$ (565)	$ (74)	$ (634)	$ (661)	$ (686)	$ (611)	(1,401)	(2,592)
Net income		$ 2,489	$ 1,853	$ 2,966	$ 1,041	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 8,349	12,711
Reclassification out of Accumulated Other Comprehensive Income [Member] | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Investment securities gains on sale, net	[2]										194
Income taxes	[2]										(41)
Net income	[2]										$ 153

[1]	Not within scope of ASC 606
[2]	Amounts in parentheses indicate expenses and other amounts indicate income.